S000001243 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
LARGE CAP CORE FUND
Prospectus [Line Items]
Average Annual Return, Percent	26.34%	14.57%	11.89%
LARGE CAP CORE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.69%	12.39%	10.44%
LARGE CAP CORE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.27%	11.19%	9.45%